Organization - Summary of Significant Subsidiaries of Company and its Consolidated Variable Interest Entities (Parenthetical) (Detail)	Dec. 31, 2017
Vietnam Esports and Entertainment Joint Stock Company ("VEE") and Vietnam Esports Development Joint Stock Company ("VED") [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Percentage of equity interests transferred	30.00%
Shopee Company Limited [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Percentage of equity interests transferred	100.00%